PLANT, PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PLANT, PROPERTY AND EQUIPMENT
PLANT, PROPERTY AND EQUIPMENT

	2017			2016
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Canadian Natural Gas Pipelines
NGTL System
Pipeline	10,153	4,190	5,963	8,814	3,951	4,863
Compression	3,021	1,593	1,428	2,447	1,499	948
Metering and other	1,188	569	619	1,124	519	605
	14,362	6,352	8,010	12,385	5,969	6,416
Under construction	940	—	940	1,151	—	1,151
	15,302	6,352	8,950	13,536	5,969	7,567
Canadian Mainline
Pipeline	9,763	6,455	3,308	9,502	6,221	3,281
Compression	3,605	2,499	1,106	3,537	2,361	1,176
Metering and other	655	207	448	605	198	407
	14,023	9,161	4,862	13,644	8,780	4,864
Under construction	156	—	156	219	—	219
	14,179	9,161	5,018	13,863	8,780	5,083
Other Canadian Natural Gas Pipelines
Other[1]	1,815	1,363	452	1,728	1,273	455
Under construction	4	—	4	112	—	112
	1,819	1,363	456	1,840	1,273	567
	31,300	16,876	14,424	29,239	16,022	13,217
U.S. Natural Gas Pipelines
Columbia Gas
Pipeline	3,550	125	3,425	3,317	42	3,275
Compression	1,547	64	1,483	1,636	29	1,607
Metering and other	2,306	37	2,269	2,550	8	2,542
	7,403	226	7,177	7,503	79	7,424
Under construction	3,332	—	3,332	1,127	—	1,127
	10,735	226	10,509	8,630	79	8,551
ANR
Pipeline	1,427	365	1,062	1,468	349	1,119
Compression	1,582	286	1,296	1,494	260	1,234
Metering and other	961	268	693	988	254	734
	3,970	919	3,051	3,950	863	3,087
Under construction	358	—	358	232	—	232
	4,328	919	3,409	4,182	863	3,319

	2017			2016
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Other U.S. Natural Gas Pipelines
GTN	2,107	822	1,285	2,221	810	1,411
Great Lakes	1,988	1,113	875	2,106	1,155	951
Columbia Gulf	1,115	37	1,078	880	5	875
Midstream	1,085	54	1,031	1,072	23	1,049
Other[2]	1,950	574	1,376	2,120	567	1,553
	8,245	2,600	5,645	8,399	2,560	5,839
Under construction	699	—	699	346	—	346
	8,944	2,600	6,344	8,745	2,560	6,185
	24,007	3,745	20,262	21,557	3,502	18,055
Mexico Natural Gas Pipelines
Pipeline	2,486	214	2,272	2,734	180	2,554
Compression	388	30	358	422	19	403
Metering and other	522	65	457	502	40	462
	3,396	309	3,087	3,658	239	3,419
Under construction	1,865	—	1,865	1,108	—	1,108
	5,261	309	4,952	4,766	239	4,527
Liquids Pipelines
Keystone Pipeline System
Pipeline	9,002	992	8,010	10,572	901	9,671
Pumping equipment	1,022	152	870	928	121	807
Tanks and other	3,314	385	2,929	2,521	286	2,235
	13,338	1,529	11,809	14,021	1,308	12,713
Under construction	456	—	456	479	—	479
	13,794	1,529	12,265	14,500	1,308	13,192
Intra-Alberta Pipelines[3]
Pipeline	748	3	745	—	—	—
Pumping equipment	104	—	104	—	—	—
Tanks and other	259	1	258	—	—	—
	1,111	4	1,107	—	—	—
Under construction	47	—	47	955	—	955
	1,158	4	1,154	955	—	955
	14,952	1,533	13,419	15,455	1,308	14,147
Energy
Natural Gas[4,5]	2,645	743	1,902	2,696	696	2,000
Wind and Solar[6]	673	204	469	1,180	245	935
Natural Gas Storage and Other	734	156	578	731	146	585
	4,052	1,103	2,949	4,607	1,087	3,520
Under construction	1,028	—	1,028	729	—	729
	5,080	1,103	3,977	5,336	1,087	4,249
Corporate	411	168	243	410	130	280
	81,011	23,734	57,277	76,763	22,288	54,475

1	Includes Foothills, Ventures LP and Great Lakes Canada.

2	Includes Bison, Portland Natural Gas Transmission System, North Baja, Tuscarora and Crossroads.

3	Includes Northern Courier, placed in-service on November 1, 2017 and White Spruce.

4
Includes facilities with long-term PPAs that are accounted for as operating leases. The cost and accumulated depreciation of these facilities was $1,264 million and $354 million, respectively, at December 31, 2017 (2016 – $1,319 million and $335 million, respectively). Revenues of $215 million were recognized in 2017 (2016 – $212 million; 2015 – $235 million) through the sale of electricity under the related PPAs.

5	Includes Coolidge, Grandview, and Bécancour assets which operate under operating leases, along with Halton Hills and Alberta cogeneration natural gas-fired facilities.

6
Ontario solar assets are excluded from the Wind and Solar net book value at December 31, 2017 as they were sold on December 19, 2017. Refer to Note 25, Other acquisitions and dispositions, for further information.

Energy East and Related Projects Impairment
On October 5, 2017, the Company informed the NEB that it will not proceed with the Energy East, Eastern Mainline and Upland projects. Based on this decision, the Company evaluated the carrying value of its Property, plant and equipment related to the Eastern Mainline project including AFUDC. Due to the inability to reach a regulatory decision for this project, there were no recoveries of costs from third parties. As a result, the Company recognized a non-cash impairment charge of $83 million ($64 million after tax) in the Liquids Pipelines segment. The non-cash charge was recorded in Goodwill and other asset impairment charges on the Consolidated statement of income.
Energy Turbine Impairment
Following the evaluation of specific capital project opportunities in 2015, it was determined that the carrying value of certain Energy turbine equipment was not fully recoverable. These turbines had been previously purchased for a power development project that did not proceed. As a result, at December 31, 2015, the Company recognized a non-cash impairment charge of
$59 million ($43 million after tax) in the Energy segment. The non-cash charge was recorded in Goodwill and other asset impairment charges on the Consolidated statement of income. This impairment charge was based on the excess of the carrying value over the estimated fair value of the turbines, which was determined based on a comparison to similar assets available for sale in the market.
At December 31, 2017, the Company again re-assessed the remaining carrying value of this Energy turbine equipment and determined that it was not recoverable. As a result, the Company recognized a non-cash impairment charge of $21 million ($16 million after tax) in the Energy segment related to the remaining carrying value. The non-cash charge was recorded in Goodwill and other asset impairment charges on the Consolidated statement of income.
Keystone XL Impairment
At December 31, 2015, the Company evaluated its investment in Keystone XL and related projects for impairment in connection with the November 6, 2015 denial of the U.S. Presidential permit. As a result of the analysis, the Company recognized a non-cash impairment charge in its Liquids Pipelines segment of $3,686 million ($2,891 million after tax) based on the excess of the carrying value over the estimated fair value of $621 million of these assets. The non-cash charge was recorded in Goodwill and other asset impairment charges on the Consolidated statement of income.